Financial assets and liabilities - Summary of Fair Value of Warrants (Details)		1 Months Ended	6 Months Ended			12 Months Ended
	Dec. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares $ / shares shares	Dec. 31, 2025 USD ($) Year $ / shares $ / shares shares	Dec. 31, 2025 USD ($) Year $ / shares shares	Dec. 31, 2024 $ / shares	Jun. 30, 2025 USD ($) Year $ / shares $ / shares	Jun. 30, 2025 USD ($) Year $ / shares	Dec. 31, 2025 AUD ($) $ / shares shares	Dec. 30, 2025 AUD ($) shares	Jun. 30, 2025 AUD ($) $ / shares
Disclosure Of Financial Instruments [Line Items]
Share price (in USD/AUD per share)	$ 3.20	$ 3.20
Warrants
Disclosure Of Financial Instruments [Line Items]
Share price (in USD/AUD per share)				$ 18.04			$ 10.89
Exercise price (in USD/AUD per share)		$ 14.36	$ 14.36	$ 14.36		$ 14.36	$ 14.36
Expected Term | Year			3	3		4	4
Dividend Yield			0.00%	0.00%		0.00%	0.00%
Expected Volatility			92.34%	92.34%		93.43%	93.43%
Risk Free Interest Rate			3.94%	3.94%		3.99%	3.99%
Fair value per warrant (in USD per share)				$ 11.7147			$ 6.4688
Fair value | $		$ 10,365,599	$ 10,365,599	$ 10,365,599		$ 5,723,883	$ 5,723,883
Number of warrants granted to purchase american depositary shares (in shares) | shares		884,838	884,838	884,838				884,838
Warrants | Credit line facility
Disclosure Of Financial Instruments [Line Items]
Share price (in USD/AUD per share)			$ 2.72			$ 2.80
Exercise price (in USD/AUD per share)								$ 3.20		$ 3.20
Expected Term | Year						6	6
Dividend Yield			0.00%	0.00%		0.00%	0.00%
Expected Volatility			73.50%	73.50%		73.50%	73.50%
Risk Free Interest Rate			4.30%	4.30%		4.29%	4.29%
Fair value per warrant (in USD per share)			$ 1.7632		$ 1.8298
Fair value	$ 3,961,213	$ 3,806,794	$ 3,806,794	$ 3,806,794				$ 5,687,725	$ 5,902,568	$ 5,902,568
Number of warrants granted to purchase american depositary shares (in shares) | shares	3,225,756	3,225,756	3,225,756	3,225,756				3,225,756	3,225,756